RELATED PARTIES (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Agenciamiento y Servicios Profesionales S.A. [Member]
Statement [Line Items]
Country	Mexico
Functional Currency	U.S. Dollar
% Ownership interest	99.999%	99.999%
Agenciamiento y Servicios Profesionales S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.002%	0.002%
Agenciamiento y Servicios Profesionales S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.997%	99.997%
Arauco Argentina S.A. [Member]
Statement [Line Items]
Country	Argentina
Functional Currency	U.S. Dollar
% Ownership interest	99.9801%	99.9801%
Arauco Argentina S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	9.9753%	9.9753%
Arauco Argentina S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	90.0048%	90.0048%
Arauco Australia Pty Ltd [Member]
Statement [Line Items]
Country	Australia
Functional Currency	U.S. Dollar
% Ownership interest	99.999%	99.999%
Arauco Australia Pty Ltd [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.00%	0.00%
Arauco Australia Pty Ltd [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.999%	99.999%
Arauco Bioenergia S.A. [Member]
Statement [Line Items]
Country	Chile
Functional Currency	U.S. Dollar
% Ownership interest	99.9999%	99.9999%
Arauco Bioenergia S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	98.00%	98.00%
Arauco Bioenergia S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	1.9999%	1.9999%
Arauco Canada Ltd (ex Flakeboard Company Ltd) [Member]
Statement [Line Items]
Country	Canada
Functional Currency	Canadian Dollar
% Ownership interest	99.999%	99.999%
Arauco Canada Ltd (ex Flakeboard Company Ltd) [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.00%	0.00%
Arauco Canada Ltd (ex Flakeboard Company Ltd) [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.999%	99.999%
Arauco Colombia S.A. [Member]
Statement [Line Items]
Country	Colombia
Functional Currency	U.S. Dollar
% Ownership interest	99.9982%	99.9982%
Arauco Colombia S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	1.4778%	1.4778%
Arauco Colombia S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	98.5204%	98.5204%
Arauco do Brasil S.A. [Member]
Statement [Line Items]
Country	Brazil
Functional Currency	Brazilian Real
% Ownership interest	99.999%	99.999%
Arauco do Brasil S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	1.0681%	1.0681%
Arauco do Brasil S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	98.9309%	98.9309%
Arauco Europe Cooperatief U.A. [Member]
Statement [Line Items]
Country	Netherlands
Functional Currency	U.S. Dollar
% Ownership interest	99.999%	99.999%
Arauco Europe Cooperatief U.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.5493%	0.5689%
Arauco Europe Cooperatief U.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.4497%	99.4301%
Arauco Florestal Arapoti S.A. [Member]
Statement [Line Items]
Country	Brazil
Functional Currency	Brazilian Real
% Ownership interest	79.9992%	79.9992%
Arauco Florestal Arapoti S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.00%	0.00%
Arauco Florestal Arapoti S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	79.9992%	79.9992%
Arauco Forest Brasil S.A. [Member]
Statement [Line Items]
Country	Brazil
Functional Currency	Brazilian Real
% Ownership interest	99.9991%	99.9992%
Arauco Forest Brasil S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	10.0809%	9.7714%
Arauco Forest Brasil S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	89.9182%	90.2278%
Arauco Industria de Paineis Ltda. [Member]
Statement [Line Items]
Country	Brazil
Functional Currency	Brazilian Real
% Ownership interest	99.999%	99.999%
Arauco Industria de Paineis Ltda. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.00%	0.00%
Arauco Industria de Paineis Ltda. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.999%	99.999%
Arauco Middle East DMCC [Member]
Statement [Line Items]
Country	Dubai
Functional Currency	U.S. Dollar
% Ownership interest	99.999%	99.999%
Arauco Middle East DMCC [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.00%	0.00%
Arauco Middle East DMCC [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.999%	99.999%
Arauco North America, Inc (ex Flakeboard Company Ltd) [Member]
Statement [Line Items]
Country	USA
Functional Currency	U.S. Dollar
% Ownership interest	99.999%	99.999%
Arauco North America, Inc (ex Flakeboard Company Ltd) [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.0001%	0.0001%
Arauco North America, Inc (ex Flakeboard Company Ltd) [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.9989%	99.9989%
Arauco Nutrientes Naturales SPA [Member]
Statement [Line Items]
Country	Chile
Functional Currency	U.S. Dollar
% Ownership interest	99.9484%	99.9484%
Arauco Nutrientes Naturales SPA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.00%	0.00%
Arauco Nutrientes Naturales SPA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.9484%	99.9484%
Arauco Peru S.A. [Member]
Statement [Line Items]
Country	Peru
Functional Currency	U.S. Dollar
% Ownership interest	99.999%	99.999%
Arauco Peru S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.0013%	0.0013%
Arauco Peru S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.9977%	99.9977%
Arauco Wood (China) Company Limited [Member]
Statement [Line Items]
Country	China
Functional Currency	U.S. Dollar
% Ownership interest	99.999%	99.999%
Arauco Wood (China) Company Limited [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.00%	0.00%
Arauco Wood (China) Company Limited [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.999%	99.999%
Araucomex S.A. de C.V. [Member]
Statement [Line Items]
Country	Mexico
Functional Currency	U.S. Dollar
% Ownership interest	99.999%	99.999%
Araucomex S.A. de C.V. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.0005%	0.0005%
Araucomex S.A. de C.V. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.9985%	99.9985%
Consorcio Proteccion Fitosanitaria Forestal S.A. [Member]
Statement [Line Items]
Country	Chile
Functional Currency	Chilean Pesos
% Ownership interest	57.0831%	57.0831%
Consorcio Proteccion Fitosanitaria Forestal S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.00%	0.00%
Consorcio Proteccion Fitosanitaria Forestal S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	57.0831%	57.0831%
Empreendimentos Florestais Santa Cruz Ltda. [Member]
Statement [Line Items]
Country	Brazil
Functional Currency	Brazilian Real
% Ownership interest	99.9985%	99.9985%
Empreendimentos Florestais Santa Cruz Ltda. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.00%	0.00%
Empreendimentos Florestais Santa Cruz Ltda. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.9985%	99.9985%
Forestal Arauco S.A. [Member]
Statement [Line Items]
Country	Chile
Functional Currency	U.S. Dollar
% Ownership interest	99.9484%	99.9484%
Forestal Arauco S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	99.9484%	99.9484%
Forestal Arauco S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.00%	0.00%
Forestal Cholguan S.A. [Member]
Statement [Line Items]
Country	Chile
Functional Currency	U.S. Dollar
% Ownership interest	98.5676%	98.5479%
Forestal Cholguan S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.00%	0.00%
Forestal Cholguan S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	98.5676%	98.5479%
Forestal Los Lagos S.A. [Member]
Statement [Line Items]
Country	Chile
Functional Currency	U.S. Dollar
% Ownership interest	79.9587%	79.9587%
Forestal Los Lagos S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.00%	0.00%
Forestal Los Lagos S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	79.9587%	79.9587%
Forestal Nuestra Senora del Carmen S.A. [Member]
Statement [Line Items]
Country	Argentina
Functional Currency	Argentine pesos
% Ownership interest	99.9805%	99.9805%
Forestal Nuestra Senora del Carmen S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.00%	0.00%
Forestal Nuestra Senora del Carmen S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.9805%	99.9805%
Forestal Talavera S.A. [Member]
Statement [Line Items]
Country	Argentina
Functional Currency	Argentine pesos
% Ownership interest	99.9942%	99.9942%
Forestal Talavera S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.00%	0.00%
Forestal Talavera S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.9942%	99.9942%
Greenagro S.A. [Member]
Statement [Line Items]
Country	Argentina
Functional Currency	Argentine pesos
% Ownership interest	97.9805%	97.9805%
Greenagro S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.00%	0.00%
Greenagro S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	97.9805%	97.9805%
Inversiones Arauco Internacional Ltda. [Member]
Statement [Line Items]
Country	Chile
Functional Currency	U.S. Dollar
% Ownership interest	99.999%	99.999%
Inversiones Arauco Internacional Ltda. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	98.0186%	98.0186%
Inversiones Arauco Internacional Ltda. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	1.9804%	1.9804%
Investigaciones Forestales Bioforest S.A. [Member]
Statement [Line Items]
Country	Chile
Functional Currency	Chilean Pesos
% Ownership interest	99.9489%	99.9489%
Investigaciones Forestales Bioforest S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	1.00%	1.00%
Investigaciones Forestales Bioforest S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	98.9489%	98.9489%
Leasing Forestal S.A. [Member]
Statement [Line Items]
Country	Argentina
Functional Currency	Argentine pesos
% Ownership interest	99.9801%	99.9801%
Leasing Forestal S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.00%	0.00%
Leasing Forestal S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.9801%	99.9801%
Maderas Arauco S.A. [Member]
Statement [Line Items]
Country	Chile
Functional Currency	U.S. Dollar
% Ownership interest	99.9995%	99.9995%
Maderas Arauco S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	99.00%	99.00%
Maderas Arauco S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	0.9995%	0.9995%
Maderas Arauco Costa Rica SA [Member]
Statement [Line Items]
Country	Costa Rica
Functional Currency	U.S. Dollar
% Ownership interest	99.999%	99.999%
Maderas Arauco Costa Rica SA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.00%	0.00%
Maderas Arauco Costa Rica SA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.999%	99.999%
Arauco Industria de Mexico SA de CV (ex Maderas y Sinteticos de Mexico SA de CV) [Member]
Statement [Line Items]
Country	Mexico
Functional Currency	Mexican pesos
% Ownership interest	99.999%	0.00%
Arauco Industria de Mexico SA de CV (ex Maderas y Sinteticos de Mexico SA de CV) [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.00%	0.00%
Arauco Industria de Mexico SA de CV (ex Maderas y Sinteticos de Mexico SA de CV) [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.999%	0.00%
Araucomex Servicios SA de CV (ex Maderas y Sinteticos Servicios SA de CV) [Member]
Statement [Line Items]
Country	Mexico
Functional Currency	Mexican pesos
% Ownership interest	99.999%	0.00%
Araucomex Servicios SA de CV (ex Maderas y Sinteticos Servicios SA de CV) [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.00%	0.00%
Araucomex Servicios SA de CV (ex Maderas y Sinteticos Servicios SA de CV) [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.999%	0.00%
Mahal Empreendimentos e Participacoes S.A. [Member]
Statement [Line Items]
Country	Brazil
Functional Currency	Brazilian Real
% Ownership interest	99.999%	99.9991%
Mahal Empreendimentos e Participacoes S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.00%	0.00%
Mahal Empreendimentos e Participacoes S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.999%	99.9991%
Arauco Serviquimex SA de CV (ex Masisa Manufactura, SA de CV) [Member]
Statement [Line Items]
Country	Mexico
Functional Currency	Mexican pesos
% Ownership interest	99.999%	0.00%
Arauco Serviquimex SA de CV (ex Masisa Manufactura, SA de CV) [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.00%	0.00%
Arauco Serviquimex SA de CV (ex Masisa Manufactura, SA de CV) [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.999%	0.00%
Arauco Quimica SA de CV (ex Masnova Quimica SA de CV) [Member]
Statement [Line Items]
Country	Mexico
Functional Currency	Mexican pesos
% Ownership interest	99.999%	0.00%
Arauco Quimica SA de CV (ex Masnova Quimica SA de CV) [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.00%	0.00%
Arauco Quimica SA de CV (ex Masnova Quimica SA de CV) [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.999%	0.00%
Novo Oeste Gestao de Ativos Florestais S.A. [Member]
Statement [Line Items]
Country	Brazil
Functional Currency	Brazilian Real
% Ownership interest	99.999%	99.9991%
Novo Oeste Gestao de Ativos Florestais S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.00%	0.00%
Novo Oeste Gestao de Ativos Florestais S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.999%	99.9991%
Prime-Line, Inc. [Member]
Statement [Line Items]
Country	USA
Functional Currency	U.S. Dollar
% Ownership interest	99.999%	0.00%
Prime-Line, Inc. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.00%	0.00%
Prime-Line, Inc. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.999%	0.00%
Tablered Araucomex SA de CV (ex Placacentro Masisa Mexico, SA de CV) [Member]
Statement [Line Items]
Country	Mexico
Functional Currency	Mexican pesos
% Ownership interest	99.999%	0.00%
Tablered Araucomex SA de CV (ex Placacentro Masisa Mexico, SA de CV) [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.00%	0.00%
Tablered Araucomex SA de CV (ex Placacentro Masisa Mexico, SA de CV) [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.999%	0.00%
Savitar S.A. [Member]
Statement [Line Items]
Country	Argentina
Functional Currency	Argentine pesos
% Ownership interest	99.9841%	99.9841%
Savitar S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.00%	0.00%
Savitar S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.9841%	99.9841%
Servicios Aereos Forestales Ltda. [Member]
Statement [Line Items]
Country	Chile
Functional Currency	U.S. Dollar
% Ownership interest	99.999%	99.999%
Servicios Aereos Forestales Ltda. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	0.01%	0.01%
Servicios Aereos Forestales Ltda. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	99.989%	99.989%
Servicios Logisticos Arauco S.A. [Member]
Statement [Line Items]
Country	Chile
Functional Currency	U.S. Dollar
% Ownership interest	99.9997%	99.9997%
Servicios Logisticos Arauco S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	45.00%	45.00%
Servicios Logisticos Arauco S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	54.9997%	54.9997%